Summary of Significant Accounting Policies - (Additional Information) (Detail) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended									9 Months Ended		12 Months Ended		0 Months Ended
	Feb. 04, 2014	Nov. 30, 2013	Nov. 30, 2011	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 28, 2013	Feb. 10, 2014	Jul. 31, 2013	Jul. 30, 2013	Jul. 22, 2013	Jul. 21, 2013	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares issued upon conversion of Series A Preferred Stock	1,652,851												1,652,851
Exercise price of warrants																		$ 10.00
Common stock, shares authorized	40,000,000		44,260,000	40,000,000	53,000,000				14,600,000				40,000,000		53,000,000	14,600,000					14,600,000		14,600,000
Preferred stock, shares authorized	5,000,000																				100,000,000	14,600,000
Preferred stock, par value					$ 0.0001	$ 0.0001								$ 0.0001	$ 0.0001
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Reverse stock split of common shares, ratio		0.0714	0.333
Number of suppliers															one supplier
Allowance for doubtful accounts					$ 0				$ 0						$ 0	$ 0
Depreciation expense															267,000	366,000
Research and development expenses				1,310,905	710,845	975,104	690,582	710,206	1,257,708	1,506,935	1,544,206	2,253,303	3,427,513	2,375,892	3,086,737	6,562,152
Accrual for interest or penalties for income taxes					0				0						0	0
Interest or penalties expense on income taxes															0	0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of assets															3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of assets															5 years
Customer Concentration Risk [Member] | Sales Revenue [Member] | Clarient Diagnostic Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage															10.00%	79.00%
Customer Concentration Risk [Member] | Sales Revenue [Member] | Dana Farber Partners Cancer Care [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage															77.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Clarient Diagnostic Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																100.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Dana Farber Partners Cancer Care [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																100.00%
Customer Concentration Risk [Member] | Customer One [Member] | Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																78.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																11.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																10.00%
Series A Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Convertible promissory note converted into common stock														42,245,834	42,245,834		42,245,834
Preferred stock, shares authorized				5,000,000	100,000,000				36,460,000				5,000,000		100,000,000	36,460,000							36,460,000
Preferred stock, par value				$ 0.0001	$ 0.0001				$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Pro Forma [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares issued upon conversion of Series A Preferred Stock															1,652,851
Write-off of interest expense for unamortized discount															874,158
Reclassfication to line of credit for previousily recorded unamortized debt discount on notes payable															315,243
Shares of common stock issuance as settlement of certain restricted stock unit															73,151
Common stock, shares authorized					40,000,000										40,000,000
Pro Forma [Member] | Series A Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Preferred stock, shares authorized					5,000,000										5,000,000
Pro Forma [Member] | IPO [Member]
Summary Of Significant Accounting Policies [Line Items]
Notes payable and accrued interest converted															$ 6,886,000
Convertible promissory note converted into common stock															688,610
Exercise price of warrants					$ 10.00										$ 10.00